Assets and liabilities held for sale - Schedule of assets and liabilities held for sale (Details) - USD ($) $ in Millions	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Assets and Liabilities Held For Sale [Line Items]
Intangible assets	$ 14,764	$ 14,814	$ 14,496
Property, plant and equipment	8,533	8,509	8,212
Deferred tax assets	131	143	171
Inventories	9,699	9,720	9,840
Trade and other receivables	4,532	3,487	4,580
Trade and other payables	(7,094)	(6,354)	(7,292)
Corporate tax payables	(191)	(136)	(253)
Deferred tax liabilities	(2,937)	(2,947)	(2,839)
Liabilities held for sale	(81)	(48)	0
Total	12,405	12,070	$ 11,724
Disposal groups classified as held for sale
Disclosure Of Assets and Liabilities Held For Sale [Line Items]
Intangible assets	86	0
Property, plant and equipment	137	52
Deferred tax assets	0	18
Inventories	26	20
Trade and other receivables	20	10
Corporate tax receivables	3	0
Cash	30	30
Assets held for sale	302	130
Trade and other payables	(61)	(44)
Corporate tax payables	0	(1)
Provisions	0	(3)
Deferred tax liabilities	(20)	0
Liabilities held for sale	(81)	(48)
Total	$ 221	$ 82